Revenue Recognition	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenue Recognition

Note 3 — Revenue Recognition

Under ASC Topic 606 Revenue from Contracts with Customers, revenues are recognized when control of the promised goods or services is transferred to customers in exchange for an amount that reflects the consideration the Group expects to be entitled to and in return for transferring those goods or services.

Significant Judgments

Revenue from contracts with customers include commission income from securities, futures and derivative brokerage, market making trading and insurance brokerage. The recognition and measurement of revenue is based on the assessment of individual contract terms. Significant judgment is required to determine whether performance obligations are satisfied at a point in time or over time; how to allocate transaction prices where multiple performance obligations are identified; when to recognize revenue based on the appropriate measure of progress under the contract; whether revenue should be presented gross or net of certain costs; and whether constraints on variable consideration should be applied due to uncertain future events.

Commissions and Fees

The Group earns fees and commissions from securities, futures and derivatives brokerage services (including commissions and fees related to TRS trading business) and CFD trading services when the Group acts as a market maker. Each time a customer executes a securities, futures, derivative or CFD transaction, commissions and fees are earned. Commissions and related clearing fees and expenses are recorded on the trade date. The performance obligation is satisfied on the trade date because that is when the underlying financial instrument or purchaser is identified, the pricing is agreed upon and the risks and rewards of ownership have been transferred to/from the customer. The Group charges securities brokerage commissions and market making commissions based on amount of transaction volume, or the number of shares, lots of contracts executed in each order, which generally vary in accordance with the type of products or services the Group offers.

The Group also earns commission income arising from insurance brokerage services which are recognized at a point in time when the performance obligation has been satisfied by successfully referring an insurance client to an insurer in accordance with the relevant broker contract. The commission earned is equal to a percentage of the premium paid to the insurance provider.

The following table presents revenue from contracts with customers, in accordance with ASC Topic 606, by major source and geographic region:

	For the Six Months Ended June 30,
	2022	2021

Insurance brokerage commissions	$340,218	$295,343
Securities brokerage commissions	2,130,975	1,178,062
Market making commissions and fees	677,338	1,069,656
Sale of NFTs	438,041	-
Cryptocurrency mining	-	201,152
Total revenue from contracts with customers	$3,586,572	$2,744,213

Hong Kong	$2,471,193	$1,674,557
Cayman Islands	1,115,379	1,069,656
	$3,586,572	$2,744,213

All of the Group’s revenues from contracts with customers are recognized at a point in time.

Trading Gains (Losses)

Trading gains and losses along with interest revenue fall within the scope of ASC Topic 825, Financial Instruments.

Trading gains (losses) consist of realized and unrealized gains (losses) derived from (i) managed portfolio trading positions where the Group acts as counterparty to customers’ trades, and (ii) marking up the bid/offer spreads on customers’ CFD transactions, and (iii) trading gains/(losses) from proprietary TRS trading activities. Trading gains/(losses) is recorded on a trade date basis. The following table represents trading gain (loss) breakdown:

	For the Six Months Ended June 30,
	2022	2021

CFD trading losses	$(7,589,240)	$(2,149,068)
TRS trading gains/(losses)	(3,014,475)	3,194,836
Other trading gains	428,682	(676,284)
Total	$(10,175,033)	$369,484

The following table represents the effect of trading activities on the condensed consolidated statements of operations and comprehensive income (loss):

	Trading Revenue
Type of Instrument	2022	2021
Foreign Currency	$(354)	$(2,055)
Stock Indices	(7,269,754)	(1,110,994)
Commodities	(319,132)	(1,036,019)
Equity	(2,585,793)	2,518,552
	$(10,175,033)	$369,484

	Trading Revenue
Line Item in Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)	2022	2021
Trading gains (losses)	$(10,175,033)	$369,484

The revenue related to each category includes realized and unrealized gains and losses on both derivative instruments and nonderivative instruments.

Interest Income and Other

Interest income primarily consist of interests earned on bank deposits and short-term loans the Group extends to unrelated third parties, interest rate difference between currency pairs the Group hold resulting from rolling over currency positions and interest earned from loans provided to TRS trading customers, which are recorded on an accrual basis. Interest income is recognized as it accrues using the effective interest method.

Other income primarily consists of the dividends income, transaction fee, advisory service fee, government subsidy and other miscellaneous charges from customers etc.

NFT Sales

The Group determines revenue recognition generated in the Group’s NFT business through the following steps in accordance with ASC 606-10-05-4:

●	Step 1 - Identify the contract, or contracts, with the customer

A contract exists between the Group and platform user customers. When the users log in their accounts with the platform, users sign on the agreement which governs, among others, the purchase of digital assets. When the users submit the purchase order and sign the transaction in their digital wallet, they agree to enter the transaction and to pay the price listed. Collectability is probable because the transaction can only be completed when the available Wrapped Binance Coin or Binance Coin balance in their digital wallet is greater than the sale price.

●	Step 2 - Identify the performance obligations in the contract

There are two performance obligations including the transfer of MetaWords character NFTs and the transfer of a license of symbolic intellectual property (“IP”) associated with MetaWords to user customers. The Group considers itself the principal in the transfer of MetaWords character NFTs as it controls the MetaWords NFTs in advance of transferring to customers, and revenue is recognized on a gross basis.

●	Step 3 - Determine the transaction price

In exchange for transferring certain MetaWords NFTs to customers, the Group is entitled for a fixed number of WBNB/BNB tokens, net of the incentive consideration payable to customers which were noncash consideration that the Group measures at the fair value of the tokens on the date received and accounted for as a reduction of the transaction price in accordance with the guidance in ASC 606-10-32-25. Fair value of the WBNB/BNB tokens received is determined using the quoted price of the related cryptocurrency at the time of receipt, which is not materially different from the fair value at contract inception.

In exchange for a license of IP, the Group is entitled to consideration in the form of sales-based royalties (i.e. authorization fee and licensing fee when applicable), and recognizes revenue as the subsequent sales occur in accordance with ASC 606-10-55-65.

●	Step 4 - Allocate the transaction price to performance obligations in the contract; and

As a result of applying the sales- or usage-based royalty exception, the allocation of the transaction price in the sale of Company’s MetaWords NFTs by the Group is not necessary.

●	Step 5 - Recognize revenue when, or as, the Group satisfies performance obligations by transferring the promised good or services.

Revenue in exchange for transferring MetaWords NFTs is recognized for each sale at the point when the NFT transfers to the user customer’s digital wallet. Revenue in exchange for license of IP is recognized as the subsequent sales occur.

In addition, as the marketplace the Group earns revenue as transaction fee when NFTs are exchanged on the Group's platform. The Group considers itself the agent in the MetaWords Resale as it doesn’t control the MetaWords NFTs in advance of transferring to buyers, and revenue is recognized on a net basis as a specific percentage of the gross sale value. The revenue is recognized for each exchange when the NFT transfers to the buyer. The transaction fees abovementioned to such MetaWords Resale were de minimis as of June 30, 2022.

Crypto Currencies Mining

The Group recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer

●	Step 2: Identify the performance obligations in the contract

●	Step 3: Determine the transaction price

●	Step 4: Allocate the transaction price to the performance obligations in the contract

●	Step 5: Recognize revenue when the Company satisfies a performance obligation

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

●	Variable consideration

●	Constraining estimates of variable consideration

●	The existence of a significant financing component in the contract

●	Noncash consideration

●	Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

Providing computing power in digital asset transaction verification services is an output of the Group’s ordinary activities. The provision of providing such computing power is the only performance obligation in the Group’s contracts with mining pool operators. The transaction consideration the Group receives, if any, is noncash consideration, which the Group measures at fair value on the date received, which is not materially different than the fair value at contract inception or the time the Group has earned the award from the pools. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pool operator successfully places a block (by being the first to solve an algorithm) and the Group receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no significant financing component in these transactions.

Fair value of the cryptocurrency award received is determined using the quoted closing price of the related cryptocurrency at the date of receipt. There is currently no specific definitive guidance under GAAP or alternative accounting framework for the accounting for cryptocurrencies recognized as revenue or held, and management has exercised significant judgment in determining the appropriate accounting treatment.